CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 23, 2022	Dec. 31, 2019
Statement of Cash Flows [Abstract]
Net cash used in operating activities related to Discontinued operations	$ (5)	$ (12)	$ 5	$ 22
Cash and cash equivalents		480	293		$ 336	$ 485
Current restricted cash		44	160	103	85
Restricted cash		$ 74	$ 63	$ 65	$ 69